CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	$ 5,554	[1]	$ 5,756		$ 5,561
Within 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	5,554
1 to 5 Years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	$ 0

[1]	Category C=Financial liabilities at amortized cost.